OTHER DISCLOSURES - Severance Payments (Details) kr / shares in Units, kr in Millions		12 Months Ended
	Mar. 29, 2019 director	Dec. 31, 2019 DKK (kr) EquityInstruments kr / shares shares	Dec. 31, 2018 DKK (kr) EquityInstruments kr / shares shares	Dec. 31, 2017 DKK (kr) EquityInstruments kr / shares shares	Dec. 31, 2016 EquityInstruments shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Shareholdings By Board Of Directors And Executive Management [Line items]
Total impact on financial position on termination of services | kr		kr 46.0	kr 42.0	kr 40.0
Granted		307,219	276,507	182,689
Exercised		(299,431)	(311,897)	(835,618)	(818,793)	(2,563,844)	(611,697)
Expired		(2,000)	(37,875)	(8,200)
Number of independent directors | director	5
Number of non-independent directors | director	1
Number of employee-elected directors | director	3
Re-elected term	1 year
Employee elected board of directors term	3 years
RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments		218,902	168,044	102,387
Granted | EquityInstruments		116,742	102,639	65,951
Outstanding at end of period | EquityInstruments		307,907	218,902	168,044	102,387
Board of Directors And Executive Management [Member]
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period		735,312	676,187	642,012
Acquired		64,901	63,600	55,550
Sold		(778)	(4,475)
Transfers				(21,375)
Balance at end of period		799,435	735,312	676,187	642,012
Market value | kr		kr 1,184.4	kr 784.9	kr 695.8
Balance at beginning of period		554,679	651,979	1,007,160
Granted		3,925	53,625	63,944
Exercised		(148,150)	(150,925)	(409,125)
Transfers		(319)		(10,000)
Balance at end of period		410,135	554,679	651,979	1,007,160
Black – Scholes value warrants granted in 2019 | kr		kr 1.8	kr 19.6	kr 22.7
Weighted average exercise price outstanding warrants | kr / shares		kr 503.05	kr 397.31	kr 300.84
Fair value RSUs granted | kr		kr 47.6	kr 23.8	kr 30.1
Board of Directors And Executive Management [Member] | RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments		86,279	108,185	82,946
Granted | EquityInstruments		29,501	23,244	27,260
Settled		(21,711)	(45,150)
Transfers		(1,251)		(2,021)
Outstanding at end of period | EquityInstruments		92,818	86,279	108,185	82,946
Board of Directors
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period		42,087	18,687	37,012
Acquired		9,381	27,875	3,050
Sold		(778)	(4,475)
Transfers				(21,375)
Balance at end of period		50,690	42,087	18,687	37,012
Market value | kr		kr 75.1	kr 44.9	kr 19.2
Balance at beginning of period		74,478	92,242	129,742
Granted		3,925	3,161	4,125
Exercised		(15,750)	(20,925)	(31,625)
Transfers		(319)		(10,000)
Balance at end of period		62,334	74,478	92,242	129,742
Black – Scholes value warrants granted in 2019 | kr		kr 1.8	kr 1.1	kr 1.4
Weighted average exercise price outstanding warrants | kr / shares		kr 487.74	kr 348.74	kr 289.39
Fair value RSUs granted | kr		kr 6.0	kr 5.4	kr 8.8
Board of Directors | RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments		20,127	24,328	18,688
Granted | EquityInstruments		3,708	5,224	7,661
Settled		(2,631)	(9,425)
Transfers		(1,251)		(2,021)
Outstanding at end of period | EquityInstruments		19,953	20,127	24,328	18,688
Mats Pettersson
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period		24,800	10,000	10,000
Acquired		7,207	14,800
Balance at end of period		32,007	24,800	10,000	10,000
Market value | kr		kr 47.4	kr 26.5	kr 10.3
Balance at beginning of period		26,250	38,750	38,750
Exercised		(6,250)	(12,500)
Balance at end of period		20,000	26,250	38,750	38,750
Weighted average exercise price outstanding warrants | kr / shares		kr 225.90	kr 207.23	kr 187.96
Fair value RSUs granted | kr		kr 0.8	kr 0.8	kr 0.8
Mats Pettersson | RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments		3,298	4,818	4,043
Granted | EquityInstruments		495	780	775
Settled		(957)	(2,300)
Outstanding at end of period | EquityInstruments		2,836	3,298	4,818	4,043
Anders Gersel Pedersen
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period		8,000	7,000	7,000
Acquired		718	5,475
Sold			(4,475)
Balance at end of period		8,718	8,000	7,000	7,000
Market value | kr		kr 12.9	kr 8.5	kr 7.2
Balance at beginning of period		29,000	32,750	54,000
Exercised		(9,000)	(3,750)	(21,250)
Balance at end of period		20,000	29,000	32,750	54,000
Weighted average exercise price outstanding warrants | kr / shares		kr 133.16	kr 116.83	kr 108.80
Fair value RSUs granted | kr		kr 0.4	kr 0.4	kr 0.6
Anders Gersel Pedersen | RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments		2,278	3,613	3,032
Granted | EquityInstruments		247	390	581
Settled		(718)	(1,725)
Outstanding at end of period | EquityInstruments		1,807	2,278	3,613	3,032
Burton G. Malkiel
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period				19,375
Acquired				2,000
Transfers				(21,375)
Balance at end of period					19,375
Balance at beginning of period				14,500
Exercised				(4,500)
Transfers				(10,000)
Balance at end of period					14,500
Burton G. Malkiel | RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments				2,021
Transfers				(2,021)
Outstanding at end of period | EquityInstruments					2,021
Pernille Erenbjerg
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period		2,700
Acquired		478	2,700
Balance at end of period		3,178	2,700
Market value | kr		kr 4.7	kr 2.9
Fair value RSUs granted | kr		kr 0.4	kr 0.4	kr 0.4
Pernille Erenbjerg | RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments		1,649	3,959	3,571
Granted | EquityInstruments		247	390	388
Settled		(478)	(2,700)
Outstanding at end of period | EquityInstruments		1,418	1,649	3,959	3,571
Paolo Paoletti
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period		3,337	637	637
Acquired		478	2,700
Sold		(478)
Balance at end of period		3,337	3,337	637	637
Market value | kr		kr 4.9	kr 3.6	kr 0.6
Fair value RSUs granted | kr		kr 0.4	kr 0.4	kr 0.4
Paolo Paoletti | RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments		1,649	3,959	3,571
Granted | EquityInstruments		247	390	388
Settled		(478)	(2,700)
Outstanding at end of period | EquityInstruments		1,418	1,649	3,959	3,571
Rolf Hoffmann
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period		1,050	1,050
Acquired				1,050
Balance at end of period		1,050	1,050	1,050
Market value | kr		kr 1.6	kr 1.1	kr 1.1
Fair value RSUs granted | kr		kr 0.4	kr 0.4	kr 2.0
Rolf Hoffmann | RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments		1,899	1,509
Granted | EquityInstruments		247	390	1,509
Outstanding at end of period | EquityInstruments		2,146	1,899	1,509
Deirdre P. Connelly
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period		2,200
Acquired			2,200
Balance at end of period		2,200	2,200
Market value | kr		kr 3.3	kr 2.3
Fair value RSUs granted | kr		kr 0.6	kr 0.6	kr 2.0
Deirdre P. Connelly | RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments		2,094	1,509
Granted | EquityInstruments		371	585	1,509
Outstanding at end of period | EquityInstruments		2,465	2,094	1,509
Peter Storm Kristensen
Shareholdings By Board Of Directors And Executive Management [Line items]
Acquired		500
Sold		(300)
Balance at end of period		200
Market value | kr		kr 0.3
Balance at beginning of period		2,515	2,515	1,917
Granted		368		598
Exercised		(500)
Balance at end of period		2,383	2,515	2,515	1,917
Black – Scholes value warrants granted in 2019 | kr		kr 0.2		kr 0.2
Weighted average exercise price outstanding warrants | kr / shares		kr 928.96	kr 663.38	kr 663.38
Fair value RSUs granted | kr		kr 0.6	kr 0.4	kr 0.6
Employee-elected granted		247,000	390,000	388,000
Peter Storm Kristensen | RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments		1,481	1,091	508
Granted | EquityInstruments		351	390	583
Outstanding at end of period | EquityInstruments		1,832	1,481	1,091	508
Rick Hibbert
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period		876	1,451	1,962
Granted			350	239
Exercised			(925)	(750)
Transfers		(876)
Balance at end of period			876	1,451	1,962
Black – Scholes value warrants granted in 2019 | kr			kr 0.1	kr 0.1
Weighted average exercise price outstanding warrants | kr / shares			kr 998.81	kr 531.65
Fair value RSUs granted | kr			kr 0.5	kr 0.5
Employee-elected granted		247,000	390,000	388,000
Rick Hibbert | RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments		1,439	924	458
Granted | EquityInstruments			515	466
Transfers		(1,439)
Outstanding at end of period | EquityInstruments			1,439	924	458
Mijke Zachariasse
Shareholdings By Board Of Directors And Executive Management [Line items]
Granted		351
Transfers		557
Balance at end of period		908
Black – Scholes value warrants granted in 2019 | kr		kr 0.2
Weighted average exercise price outstanding warrants | kr / shares		kr 1,352.72
Fair value RSUs granted | kr		kr 0.6
Employee-elected granted		247,000
Mijke Zachariasse | RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Granted | EquityInstruments		346
Transfers		188
Outstanding at end of period | EquityInstruments		534
Daniel Bruno
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period		15,837	16,776	18,613
Granted		3,206	2,811	3,288
Exercised			(3,750)	(5,125)
Balance at end of period		19,043	15,837	16,776	18,613
Black – Scholes value warrants granted in 2019 | kr		kr 1.4	kr 1.0	kr 1.1
Weighted average exercise price outstanding warrants | kr / shares		kr 1,038.68	kr 922.01	kr 799.19
Fair value RSUs granted | kr		kr 1.8	kr 1.4	kr 1.5
Employee-elected granted		247,000	390,000	388,000
Daniel Bruno | RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments		4,340	2,946	1,484
Granted | EquityInstruments		1,157	1,394	1,462
Outstanding at end of period | EquityInstruments		5,497	4,340	2,946	1,484
Executive Management
Shareholdings By Board Of Directors And Executive Management [Line items]
Employee notice period		2 years
Total impact on financial position on termination of services | kr		kr 106.0	kr 98.0
Balance at beginning of period		693,225	657,500	605,000
Acquired		55,520	35,725	52,500
Balance at end of period		748,745	693,225	657,500	605,000
Market value | kr		kr 1,109.3	kr 740.0	kr 676.6
Balance at beginning of period		480,201	559,737	877,418
Granted			50,464	59,819
Exercised		(132,400)	(130,000)	(377,500)
Balance at end of period		347,801	480,201	559,737	877,418
Black – Scholes value warrants granted in 2019 | kr			kr 18.5	kr 21.3
Weighted average exercise price outstanding warrants | kr / shares		kr 505.80	kr 404.84	kr 302.73
Fair value RSUs granted | kr		kr 41.6	kr 18.5	kr 21.3
Executive Management | Maximum
Shareholdings By Board Of Directors And Executive Management [Line items]
Termination compensation period due to change in control		2 years
Executive Management | RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments		66,152	83,857	64,258
Granted | EquityInstruments		25,793	18,020	19,599
Settled		(19,080)	(35,725)
Outstanding at end of period | EquityInstruments		72,865	66,152	83,857	64,258
Jan van de Winkel
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period		662,400	640,000	602,500
Acquired		6,084	22,400	37,500
Balance at end of period		668,484	662,400	640,000	602,500
Market value | kr		kr 990.4	kr 707.1	kr 658.6
Balance at beginning of period		108,068	164,802	392,841
Granted			23,266	24,461
Exercised		(42,400)	(80,000)	(252,500)
Balance at end of period		65,668	108,068	164,802	392,841
Black – Scholes value warrants granted in 2019 | kr			kr 8.5	kr 8.2
Weighted average exercise price outstanding warrants | kr / shares		kr 1,060.39	kr 748.36	kr 455.68
Fair value RSUs granted | kr		kr 24.9	kr 8.5	kr 8.2
Jan van de Winkel | RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments		33,505	47,597	39,606
Granted | EquityInstruments		15,479	8,308	7,991
Settled		(11,387)	(22,400)
Outstanding at end of period | EquityInstruments		37,597	33,505	47,597	39,606
David A. Eatwell
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period		30,825	17,500	2,500
Acquired		49,436	13,325	15,000
Balance at end of period		80,261	30,825	17,500	2,500
Market value | kr		kr 118.9	kr 32.9	kr 18.0
Balance at beginning of period		335,201	373,056	484,577
Granted			12,145	13,479
Exercised		(90,000)	(50,000)	(125,000)
Balance at end of period		245,201	335,201	373,056	484,577
Black – Scholes value warrants granted in 2019 | kr			kr 4.4	kr 4.6
Weighted average exercise price outstanding warrants | kr / shares		kr 264.91	kr 215.41	kr 183.50
Fair value RSUs granted | kr			kr 4.4	kr 4.5
David A. Eatwell | RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments		20,068	29,056	24,652
Granted | EquityInstruments			4,337	4,404
Settled		(7,693)	(13,325)
Outstanding at end of period | EquityInstruments		12,375	20,068	29,056	24,652
Judith Klimovsky
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period		36,932	21,879
Granted			15,053	21,879
Balance at end of period		36,932	36,932	21,879
Black – Scholes value warrants granted in 2019 | kr			kr 5.5	kr 8.5
Weighted average exercise price outstanding warrants | kr / shares		kr 1,118.99	kr 1,118.99	kr 1,183.65
Fair value RSUs granted | kr		kr 16.7	kr 5.5	kr 8.5
Judith Klimovsky | RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments		12,579	7,204
Granted | EquityInstruments		10,314	5,375	7,204
Outstanding at end of period | EquityInstruments		22,893	12,579	7,204
Executive Officer
Shareholdings By Board Of Directors And Executive Management [Line items]
Employee notice period		1 year
Executive Officer | Minimum
Shareholdings By Board Of Directors And Executive Management [Line items]
Number of period, termination severance payment		1 year
Executive Officer | Maximum
Shareholdings By Board Of Directors And Executive Management [Line items]
Number of period, termination severance payment		2 years